Revenues and Net Other Income and Expenses - Summary of Other Operating Income and Expenses (Detail) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Remeasurement of contingent consideration	€ 400	$ 0.4	€ 5,604
Clinical Development milestone payment	36		1,372
Remeasurement of RCA's	120		998
Fair value adjustment on securities			182
Other	35		243	€ 41
Total Other Expenses	191		8,399	41
Grant income (RCA's)	1,508		768	824
Grant income (Other)	1,788			56
Fair value adjustment on securities	182
Remeasurement of RCA's				396
Remeasurement of contingent consideration	433			193
R&D tax credit	1,560		310	1,161
Other	102
Total Other Income	€ 5,572		€ 1,078	€ 2,630